Offerings - Offering: 1	Nov. 28, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of share of common stock, par value $0.0001 per share (2) (3)
Maximum Aggregate Offering Price	$ 29,267,496
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,042.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.Includes 424,167 Common Shares that the underwriter has the option to purchase to cover over-allotments, if any.Represents the midpoint of the estimated price range of the initial public offering as set forth in the Registration Statement